Adoption of IFRS 16 "Leases" - Additional Information (Details) £ in Millions	Jan. 01, 2019 GBP (£)
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
right-to-use assets	£ 565
lease liabilities	£ 562
weighted average incremental borrowing rate applied in discounting lease commitments	5.60%